Neuberger Berman Income Funds® (“Income Funds”)
Neuberger Berman Strategic Income Fund
Class A, Class C, Institutional Class, Class R6, Trust Class, Supplement to the Summary Prospectuses, Prospectuses and Statement of Additional Information, each dated February 29, 2016, as amended and supplemented

This supplement describes important changes affecting Neuberger Berman Strategic Income Fund (the “Fund”) effective on December 1, 2016.  If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.

Reduction of Contractual Investment Advisory Fee Rate:  Effective December 1, 2016, the Fund will pay NBIA a fee at the reduced annual rate of 0.40% of the Fund’s average daily net assets for investment advisory services.  Also effective December 1, 2016:

(1) The fee table and expense example included in the Fund’s Class A, Class C and Institutional Class Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

	Class A	Class C	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum initial sales charge on purchases (as a % of offering price)	4.25	None	None
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)[1]	None	1.00	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[2]	0.67	0.67	0.55
Distribution and/or shareholder service (12b-1) fees	0.25	1.00	None
Other expenses	0.11	0.09	0.08
Acquired fund fees and expenses	0.06	0.06	0.06
Total annual operating expenses	1.09	1.82	0.69
Fee waiver and/or expense reimbursement	0.05	0.08	0.05
Total annual operating expenses after fee waiver and/or expense reimbursement[3]	1.04	1.74	0.64
  1     For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
  2     “Management fees” have been restated to reflect current advisory fees.
  3     Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) of each class are limited to 0.99%, 1.69% and 0.59 % of average net assets, respectively. Each of these undertakings lasts until 10/31/2021 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.99%, 1.69% and 0.59% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense. In addition, for so long as the Fund invests any assets in an affiliated Underlying Fund (as defined below), the Manager undertakes to waive a portion of the Fund’s advisory fee equal to the advisory fee it receives from such affiliated Underlying Fund on those assets. This undertaking may not be terminated without the consent of the Board of Trustees.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class A	$527	$742	$975	$1,673
Class C (assuming redemption)	$277	$548	$944	$2,100
Class C (assuming no redemption)	$177	$548	$944	$2,100
Institutional Class	$65	$205	$357	$832

(2) The fee table and expense example included in the Fund’s Class R6 Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.48
Distribution and/or shareholder service (12b-1) fees	None
Other expenses	0.08
Acquired fund fees and expenses	0.06
Total annual operating expenses	0.62
Fee waiver and/or expense reimbursement	0.05
Total annual operating expenses after fee waiver and/or expense reimbursement[2]	0.57
[1]	“Management fees” have been restated to reflect current advisory fees.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class R6 so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) are limited to 0.52% of average net assets. This undertaking lasts until 10/31/2019 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Class R6 will repay the Manager for fees and expenses waived or reimbursed for that class provided that repayment does not cause annual operating expenses to exceed 0.52% of its average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense. In addition, for so long as the Fund invests any assets in an affiliated Underlying Fund (as defined below), the Manager undertakes to waive a portion of the Fund’s advisory fee equal to the advisory fee it receives from such affiliated Underlying Fund on those assets. This undertaking may not be terminated without the consent of the Board of Trustees.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Class R6	$58	$183	$330	$759

(3) The fee table and expense example included in the Fund’s Trust Class Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees[1]	0.80
Distribution and/or shareholder service (12b-1) fees	0.10
Other expenses	0.09
Acquired fund fees and expenses	0.06

Total annual operating expenses	1.05
Fee waiver and/or expense reimbursement	0.06
Total annual operating expenses after fee waiver and/or expense reimbursement[2]	0.99

[1]	“Management fees” have been restated to reflect current advisory fees.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Trust Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) of that class are limited to 0.94% of average net assets. This undertaking lasts until 10/31/2019 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that Trust Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.94% of the class’ average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense. In addition, for so long as the Fund invests any assets in an affiliated Underlying Fund (as defined below), the Manager undertakes to waive a portion of the Fund’s advisory fee equal to the advisory fee it receives from such affiliated Underlying Fund on those assets. This undertaking may not be terminated without the consent of the Board of Trustees.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

	1 Year	3 Years	5 Years	10 Years
Trust Class	$101	$315	$561	$1,265

(4) References to the Fund’s investment advisory fee rate in the Statement of Additional Information are hereby revised to reflect the reduced annual rate.

(5) All references to the Fund’s current contractual expense limitation arrangements in the Summary Prospectuses, Prospectuses and Statement of Additional Information are hereby deleted and replaced with the following:

Share Class	Limitation Period	Expense Limitation
Class A	10/31/2021	0.99%
Class C	10/31/2021	1.69%
Institutional Class	10/31/2021	0.59%
Class R6	10/31/2019	0.52%
Trust Class	10/31/2019	0.94%

The date of this supplement is November 14, 2016.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 605 Third Avenue New York, NY 10158-0180 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

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